Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 4 -	CASH AND CASH EQUIVALENTS
As of December 31, 2019 and 2018, the balance of cash and cash equivalents was comprised of cash at banks and PayPal account.